---------------------------
                                                     OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0570

                                                     Expires: September 30, 2007

                                                     Estimated average burden
                                                     hours per response: 19.4
                                                     ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21360
                                  ----------------------------------------------

                           CM Advisers Family of Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  805 Las Cimas Parkway, Suite 430       Austin, Texas                78746
--------------------------------------------------------------------------------
            (Address of principal executive offices)               (Zip code)

                              John F. Splain, Esq.

Ultimus Fund Solutions, LCC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (512) 329-0050
                                                     ---------------------------

Date of fiscal year end:        February 28, 2007
                          ---------------------------------------------

Date of reporting period:       February 28, 2007
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                           CM ADVISERS FAMILY OF FUNDS
                               ANNUAL REPORT 2007

                             -----------------------


                          CM ADVISERS FIXED INCOME FUND
                         February 28, 2007 (As Restated)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisers Family of Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

CM ADVISERS FAMILY OF FUNDS
LETTER TO SHAREHOLDERS                                            APRIL 23, 2007
--------------------------------------------------------------------------------

Dear Shareholders,

The CM Advisers Family of Funds completed its latest fiscal year on February 28, 2007. The CM Advisers Fixed Income Fund began operations on March 24, 2006. Through fiscal year-end February 28, 2007, approximately 11 months, the Fund returned 11.39%. This compares favorably to the returns of 5.82% for the Lehman Aggregate Bond Index, and 4.21% for the on-the-run(1) 30-year Treasury bond OVER THE SAME TIME PERIOD.

Investment decisions in the Fund are made through the lens of two important investment principles: 1) The average price paid for a security will determine its return; and, 2) The average price paid for a security must incorporate a very favorable risk to reward ratio. The Fund's 2006 fiscal year performance was an example of these principles at work.

The Fund  started  when the Fed funds  policy  rate was at 4.5% and the  30-year
Treasury bond had a yield of 4.68%. Through the course of the year, the Fed funds rate increased to 5.25% ending, at least temporarily, an upward cycle that began with the Fed funds rate at 1% in the spring of 2004. The rise in the Fed funds rate pushed Treasury yields up across the maturity spectrum. The 30-year Treasury yield peaked for the year at 5.31% on May 12, 2006. During this 63 basis point(2) increase in long-term Treasury yields (5.31%-4.68% = 0.63%), the Fund was able to average into long-term Treasury strips at prices we felt offered a significantly favorable risk to reward ratio.

Long-term Treasury yields were not the only yields rising in the spring of 2006, as 30-year fixed rate mortgages peaked on July 21, 2006 at 6.92%. The previous high took place approximately four years earlier on May 17, 2002 at 6.96%. This is up substantially from the 6.04% average from July 19, 2002 to July 21, 2006. This rise in mortgage rates, coupled with the extraordinary rise in home prices over the previous few years, drove home affordability to a 20-year low (June 30, 2006 was the lowest affordability value since the National Association of Realtors started the index in 1986) and effectively ended the real estate boom (Source:
Bloomberg, Federal Home Loan Mortgage Corp).

Meanwhile, the lagged effects of the monetary tightening actions started by the Federal Reserve in 2004 began to impact other areas of the economy, most notably the auto sector. These lagged effects of tighter monetary policy, combined with the ending of the housing boom, were enough to cause economic growth to slow. Real GDP slowed from an average of 4.1% in the first six months of 2006, to an average of 2.25% in the second six months of 2006. As the rate of growth in the economy declined, long-term Treasury yields declined as well. The 30-year Treasury bond ended the fiscal year February 28, 2007 with its yield only 2 basis point higher than it started with at 4.7%. However, even more important is that it ended 61 basis points below the 5.31% peak on May 12, 2006. It was this rally in bond prices from May 12, 2006 to fiscal year-end that produced the bulk of the returns for the Fund.

Had we paid the price for long-term Treasuries that were available on the inception date of the Fund, the Fund would have returned less than 4% for the fiscal year-ending period and would have underperformed the Lehman Aggregate Bond Index substantially. However, by sticking to the investment principles mentioned above, and waiting for a price with a favorable risk to reward ratio, we were able to show better performance for the year. Once again, price does determine return.

We would like to thank all shareholders of the Fund for your continued trust and confidence.

Sincerely,

CM Fund Advisers

This report is for the information of shareholders of the the CM Advisers Fixed Income Fund, but it also may be used as sales literature when preceded or accompanied by a current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. The Fund is distributed by Ultimus Fund Distributors, LLC.

--------------------------------------------------------------------------------
1 "On-the-run Treasuries" are the most recently issued U.S. Treasury bonds or notes of a particular maturity. These are the opposite of "off-the-run Treasuries". When quoting the price or yield of a Treasury, all market commentary refers to the on-the-run issue. The on-the-run bond or note is the most frequently traded Treasury security of its maturity. Because on-the-run issues are the most liquid, they typically are slightly more expensive and, therefore, yield less than their off-the-run counterparts.

2 A unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indexes and the yield of a fixed-income security. The relationship between percentage changes and basis points can be summarized as follows: 1% change = 100 basis points and 0.01% = 1 basis point. So, a bond whose yield increases from 5% to 5.5% is said to have increased by 50 basis points; or interest rates that have risen 1% are said to have increased by 100 basis points.

CM ADVISERS FIXED INCOME FUND
PERFORMANCE INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
 CM ADVISERS FIXED INCOME FUND VERSUS THE LEHMAN BROTHERS U.S. AGGREGATE INDEX

                              [LINE GRAPH OMITTED]

                CM ADVISERS FIXED            LEHMAN BROTHERS U.S.
                   INCOME FUND                 AGGREGATE INDEX
                ----------------             ------------------
            3/24/2006      $  10,000      3/24/2006      $  10,000
            5/31/2006          9,820      5/31/2006          9,899
            8/31/2006         10,580      8/31/2006         10,208
           11/30/2006         11,320     11/30/2006         10,486
            2/28/2007         11,032      2/28/2007         10,582

Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                                  Total Returns
                      (for period ended February 28, 2007)

                                                                SINCE INCEPTION*
CM Advisers Fixed Income Fund                                       10.32%
Lehman Brothers U.S. Aggregate Index                                 5.82%
--------------------------------------------------------------------------------

* Commencement of operations was March 24, 2006.

This graph depicts the performance of the CM Advisers Fixed Income Fund (the "Fund") versus the Lehman Brothers U.S. Aggregate Index. The graph assumes an initial $10,000 investment at March 24, 2006 (Date of Initial Public Investment) and that any dividends or capital gain distributions are reinvested in shares of the Fund. The Fund charges a redemption fee of 1% of the amount redeemed on redemptions of Fund shares occurring within one year following the issuance of such shares. It is important to note the Fund is a professionally managed mutual fund while indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

PERFORMANCE QUOTED ABOVE REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. AN INVESTOR MAY OBTAIN PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH-END, BY CALLING SHAREHOLDER SERVICES AT 1-888-859-5856.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns are historical in nature and assume reinvestment of dividends.

CM ADVISERS FIXED INCOME FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF NET ASSETS)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

U.S. Government Obligations - 84.6%
Money Market Funds - 14.8%
Other assets - 0.6%

CM ADVISERS FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2007 (As Restated.  See Note 8.)

------------------------------------------------------------------------------------
  PAR VALUE  U.S. GOVERNMENT OBLIGATIONS -- 84.6%                          VALUE
------------------------------------------------------------------------------------
$ 7,265,000  U.S. Treasury Bond, stripped principal payment, 6.25%,
                due 05/15/2030......................................    $  2,433,077
    800,000  U.S. Treasury Bond, stripped principal payment, 4.50%,
                due 02/15/2036......................................         210,769
                                                                        ------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS
             (Cost $2,429,650).......................................   $  2,643,846
                                                                        ------------

------------------------------------------------------------------------------------
    SHARES   MONEY MARKET FUNDS -- 14.8%                                   VALUE
------------------------------------------------------------------------------------
    463,906  Evergreen Institutional Treasury Money Market Fund -
             Class I (Cost $463,906)................................    $    463,906
                                                                        ------------

             TOTAL INVESTMENTS AT VALUE -- 99.4% (Cost $2,893,556)..    $  3,107,752

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%..........          18,290
                                                                        ------------

             NET ASSETS -- 100.0%...................................    $  3,126,042
                                                                        ============

See accompanying notes to financial statements.

CM ADVISERS FAMILY OF FUNDS
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2007 (As Restated.  See Note 8.)

----------------------------------------------------------------------
                                                      CM ADVISERS
                                                      FIXED INCOME
                                                          FUND
----------------------------------------------------------------------
ASSETS
Investments in securities:
   At cost .........................................   $  2,893,556
                                                       ============
   At value (Note 2) ...............................   $  3,107,752
Dividends and interest receivable ..................          1,769
Receivable from Adviser (Note 5) ...................         18,446
Other assets .......................................         22,526
                                                       ------------
   TOTAL ASSETS ....................................      3,150,493
                                                       ------------

LIABILITIES
Payable to affiliate (Note 5) ......................          4,623
Other accrued expenses .............................         19,828
                                                       ------------
   TOTAL LIABILITIES ...............................         24,451
                                                       ------------

NET ASSETS .........................................   $  3,126,042
                                                       ============

NET ASSETS CONSIST OF:
Paid-in capital ....................................   $  2,912,621
Accumulated net realized losses from
 security transactions .............................           (775)
Net unrealized appreciation on investments .........        214,196
                                                       ------------
NET ASSETS .........................................   $  3,126,042
                                                       ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ......        293,160
                                                       ============

Net asset value, redemption price and
   offering price per share (a) ....................   $      10.66
                                                       ============


(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

CM ADVISERS FAMILY OF FUNDS
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED FEBRUARY 28, 2007(a) (As Restated.  See Note 8.)
--------------------------------------------------------------------------------

                                                                CM ADVISERS
                                                                FIXED INCOME
                                                                            FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .................................................   $    99,382
   Dividend .................................................        13,383
                                                                -----------
        TOTAL INVESTMENT INCOME .............................       112,765
                                                                -----------

EXPENSES
   Investment advisory fees (Note 5) ........................        11,850
   Administration fees (Note 5) .............................        27,944
   Fund accounting fees (Note 5) ............................        29,100
   Registration fees ........................................        20,307
   Professional fees ........................................        26,453
   Transfer agent fees (Note 5) .............................        14,716
   Postage and supplies .....................................        11,408
   Custody fees .............................................         6,005
   Trustee fees and expenses ................................        12,648
   Compliance service fees (Note 5) .........................         5,051
   Distribution fees (Note 5) ...............................         3,656
   Report printing fees .....................................           626
   Insurance expense ........................................            71
   Other expenses ...........................................         1,378
                                                                -----------
        TOTAL EXPENSES ......................................       171,213
   Advisory fees waived (Note 5) ............................       (11,850)
   Expenses reimbursed by Adviser (Note 5) ..................      (120,153)
   Distribution fees waived (Note 5) ........................        (3,656)
                                                                -----------
        NET EXPENSES ........................................        35,554
                                                                -----------

NET INVESTMENT INCOME .......................................        77,211
                                                                -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized losses from security transactions ...........          (775)
   Net change in unrealized appreciation/
     depreciation on investments ............................       214,196
                                                                -----------

NET REALIZED AND UNREALIZED GAINS
   ON INVESTMENTS ...........................................       213,421
                                                                -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..................   $   290,632
                                                                ===========

(a) Represents the period from the commencement of operations (March 24, 2006) through February 28, 2007.

See accompanying notes to financial statements.

CM ADVISERS FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS (As Restated.  See Note 8.)
--------------------------------------------------------------------------------

                                                                            PERIOD ENDED
                                                                            FEBURARY 28,
                                                                               2007(a)
----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ................................................   $    77,211
   Net realized losses from security transactions .......................          (775)
   Net change in unrealized appreciation/depreciation on investments ....       214,196
                                                                            -----------
Net increase in net assets from operations ..............................       290,632
                                                                            -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ...........................................       (77,211)
   In excess of net investment income....................................       (47,267)
                                                                            -----------
Decrease in net assets from distributions to shareholders................      (124,478)
                                                                            -----------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ............................................     2,851,782
   Net asset value of shares issued in reinvestment of
     distributions to shareholders ......................................       122,591
   Proceeds from redemption fees collected (Note 2) .....................           140
   Payments for shares redeemed .........................................       (14,625)
                                                                            -----------
Net increase in net assets from capital share transactions ..............     2,959,888
                                                                            -----------

TOTAL INCREASE IN NET ASSETS ............................................     3,126,042

NET ASSETS
   Beginning of period ..................................................            --
                                                                            -----------
   End of period ........................................................   $ 3,126,042
                                                                            ===========

ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME ................................................   $        --
                                                                            ===========

CAPITAL SHARE ACTIVITY
   Shares sold ..........................................................       282,766
   Shares reinvested ....................................................        11,811
   Shares redeemed ......................................................        (1,417)
                                                                            -----------
   Net increase in shares outstanding ...................................       293,160
   Shares outstanding, beginning of period ..............................            --
                                                                            -----------
   Shares outstanding, end of period ....................................       293,160
                                                                            ===========

(a) Represents the period from the commencement of operations (March 24, 2006) through February 28, 2007.

See accompanying notes to financial statements.

CM ADVISERS FIXED INCOME FUND
FINANCIAL HIGHLIGHTS (As Restated.  See Note 8.)
--------------------------------------------------------------------------------

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
--------------------------------------------------------------------------------
                                                                          PERIOD
                                                                           ENDED
                                                                   FEBRUARY 28,
                                                                      2007 (a)
--------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

   Net asset value at beginning of period .......................  $   10.00
                                                                   ------------

   Income from investment operations:
     Net investment income ......................................       0.29
     Net realized and unrealized gains on investments ...........       0.84
                                                                   ------------
   Total from investment operations .............................       1.13
                                                                   ------------

   Less distributions:
     Dividends from net investment income .......................      (0.29)
     In excess of net investment income..........................      (0.18)
                                                                   ------------
   Total distributions ..........................................      (0.47)
                                                                   ------------


   Proceeds from redemption fees collected (Note 2) .............        0.00(f)
                                                                   ------------

   Net asset value at end of period .............................  $   10.66
                                                                   ============

   Total return (b) .............................................      11.39%(c)
                                                                   ============

RATIOS AND SUPPLEMENTAL DATA:
   Net assets at end of period (000's) ..........................  $   3,126
                                                                   ============

   Ratio of gross expenses to average net assets ................       7.28%(e)

   Ratio of net expenses to average net assets (d) ..............       1.50%(e)

   Ratio of net investment income to average net assets (d) .....       3.28%(e)

   Portfolio turnover rate ......................................          0%

(a) Represents the period from the commencement of operations (March 24, 2006) through February 28, 2007.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Ratio was determined after investment advisory fee waivers and/or expense reimbursements.

(e)   Annualized.

(f)   Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2007 (As Restated.  See Note 8.)
--------------------------------------------------------------------------------

1.  ORGANIZATION

The CM Advisers Fixed Income Fund (the "Fund") is a no-load series of the CM Advisers Family of Funds (the "Trust"), which was organized as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, (the "Act"), as amended, as an open-end management investment company.

The CM Advisers Fixed Income Fund commenced operations on March 24, 2006. The investment objective of the Fund is to seek to preserve capital and maximize total return using fixed income securities.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

INVESTMENT VALUATION - The Fund's investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities which are quoted by NASDAQ are generally valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

SHARE VALUATION AND REDEMPTION FEES -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 1% payable to the Fund, if redeemed within one year of the date of the purchase. During the period ended February 28, 2007, proceeds from redemption fees totaled $140 for the Fund.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the interest method. Gains and losses on securities sold are determined on a specific indentification basis, which is the same basis used for federal income tax purposes.

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

EXPENSES - The Fund bears expenses incurred specifically on its behalf as well as a portion of general Trust expenses, which are allocated according to methods authorized by the Trustees.

DIVIDEND DISTRIBUTIONS - Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Distributions from capital gains (if any) are generally declared and distributed annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either temporary or permanent in nature. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the period ended February 28, 2007 was as follows:

--------------------------------------------------------------------------------

                                   PERIOD        ORDINARY         TOTAL
                                    ENDED         INCOME       DISTRIBUTIONS
--------------------------------------------------------------------------------
CM Advisers Fixed Income Fund....  02/28/07    $   124,478     $   124,478
--------------------------------------------------------------------------------

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.  FEDERAL INCOME TAX

It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2007:

--------------------------------------------------------------------------------
                                                  CM ADVISERS
                                                  FIXED INCOME
                                                      FUND
--------------------------------------------------------------------------------
Tax cost of portfolio investments ............   $   2,893,556
                                                 =============
Gross unrealized appreciation ................   $     214,196
Gross unrealized depreciation ................              --
                                                 -------------
Net unrealized appreciation ..................   $     214,196
Capital loss carryforward ....................            (775)
                                                 -------------
Accumulated earnings .........................   $     213,421
                                                 =============
--------------------------------------------------------------------------------

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

As of February 28, 2007, the Fund had a capital loss carryforward for federal income tax purposes of $775, which expires February 28, 2015. This capital loss carryforward may be utilized in future years to offset net realized capital gains, if any, prior to distribution to shareholders.

For the period ended February 28, 2007, the Fund reclassified distributions in excess of net investment income of $47,267 against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

4.  INVESTMENT TRANSACTIONS

During the period ended February 28, 2007, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

--------------------------------------------------------------------------------
                                                      CM ADVISERS
                                                     FIXED INCOME
                                                         FUND
--------------------------------------------------------------------------------
Cost of purchases of investment securities .......   $         --
                                                     ============
Proceeds from sales of investment securities .....   $         --
                                                     ============
--------------------------------------------------------------------------------

5.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

The Fund pays a monthly advisory fee to the Adviser based upon the average daily net assets of the Fund and calculated at the annual rate of 0.50%. The Adviser has entered into a contractual agreement (the "Expense Limitation Agreement") with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of the average daily net assets of the Fund. There can be no assurance that the Expense Limitation Agreement or any voluntary fee waivers will continue in the future. For the period ended February 28, 2007, the Adviser waived its entire advisory fee and reimbursed the Fund for additional expenses in the amount of $120,153.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement with the Trust, effective November 20, 2006, Ultimus Fund Solutions, LLC ("Ultimus") provides executive and administrative services and internal regulatory compliance services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions and prepares materials for meetings of the Board of Trustees. For these services, the Fund pays to Ultimus a monthly fee at an annum rate of 0.08% per annum of its average daily net assets up to $500 million, 0.05% of such assets from $500 million to $2 billion, 0.04% of such assets from $2 billion to $3 billion and 0.03% of such assets in excess of $3 billion, provided, however, that the minimum fee is $2,000 per month. For the period ended February 28, 2007, Ultimus was paid administration fees of $5,387 by the Fund.

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Prior to November 20, 2006, administrative services were provided to the Fund by The Nottingham Company ("TNC"). For the performance of these services, the Fund paid TNC a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such assets from $50 million to $100 million; 0.10% of such assets from $100 million to $150 million; and 0.075% of such assets in excess of $150 million, subject to a minimum monthly fee of $2,000. For the period ended February 28, 2007, TNC was paid administration fees of $22,557 by the Fund.

ACCOUNTING SERVICES AGREEMENT

Under the terms of a Fund Accounting Agreement with the Trust, effective November 20, 2006, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays to Ultimus a base fee of $2,000 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund's average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services. For the period ended February 28, 2007, Ultimus was paid fund accounting fees of $6,813 by the Fund.

Prior to November 20, 2006, accounting services were provided to the Fund by TNC. For the performance of these services, the Fund paid TNC a monthly fee of $2,250 per month, plus an asset-based fee at the annual rate of 0.01% of the Fund's average daily net assets. For the period ended February 28, 2007, TNC was paid fund accounting fees of $22,287 by the Fund.

TRANSFER AGENT AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, effective November 20, 2006, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund a fee, payable monthly, at an annual rate of $17 per account, provided, however, that the minimum fee is $1,000 per month if the Fund has 25 shareholder accounts or less and $1,500 per month if the Fund has more than 25 shareholder accounts. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. For the period ended February 28, 2007, Ultimus was paid transfer agent fees of $3,367 by the Fund.

Prior to November 20, 2006, transfer agent and shareholder services were provided to the Fund by North Carolina Shareholder Services, LLC ("NCSS"). For the performance of these services, the Fund paid NCSS a monthly fee at an annual rate of $15 per shareholder account, subject to a $1,500 minimum monthly fee. For the period ended February 28, 2007, NCSS was paid transfer agent fees $11,349 by the Fund.

DISTRIBUTION AND SERVICE FEES

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, have adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Fund may incur certain costs, which may not exceed 0.45% per annum of the Fund's average daily net assets, for each year elapsed subsequent to adoption of the Plan, for payment to the distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. Distribution and service fees in the amount of $3,656 were incurred by the Fund during the period ended February 28, 2007. The Adviser voluntarily waived all of the distribution fees incurred by the Fund.

DISTRIBUTION AGREEMENT

Pursuant to the terms of a Distribution Agreement with the Trust effective November 20, 2006, Ultimus Fund Distributors, LLC (the "Distributor") serves as the Fund's principal underwriter. The Distributor receives annual compensation of $6,000 for such services.

Prior to November 20, 2006, Capital Investment Group, Inc. ("CIG") served as the Fund's principal underwriter. CIG received annual compensation of $5,000 for such services.

COMPLIANCE SERVICES

Prior to November 20, 2006, The Nottingham Compliance Services, LLC ("TNCS"), a fully owned affiliate of TNC, provided services to assist the Trust's Chief Compliance Officer in monitoring and testing the compliance policies and procedures of the Trust. TNCS received compensation for such services at an annual rate of $7,750.

6.  CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7.   ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing a Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in net asset value calculations as late as the last such calculation in the first required financial statement reporting period. As a result the Fund will incorporate FIN 48 in its semi-annual report on August 31, 2007. At this time, management is evaluating the implications of FIN 48 and does not expect its adoption to impact the amounts reported in the financial statements.

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of the measurements reported on the statement of changes in net assets for a fiscal period.

8.   RESTATEMENT INFORMATION

Subsequent to the issuance of its February 28, 2007 financial statements, the Fund determined that it did not properly accrete discounts on United States Treasury Stripped Securities using the interest method. Accordingly, the Fund has restated the Statement of Assets and Liabilities, including the Portfolio of Investments, as of February 28, 2007, the Statement of Operations for the period then ended, the Statement of Changes in Net Assets for the period ended February 28, 2007 and certain financial highlights for the period ended February 28, 2007. The effects of the restatement were to reduce income earned with an offsetting change in the change in unrealized appreciation on investments. Net assets, net asset value per share and total return were unaffected by the restatement.

------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         PREVIOUSLY
FEBRUARY 28, 2007                                            REPORTED           RESTATED
------------------------------------------------------------------------------------------
Investments in securities, at cost ......................  $  2,974,319      $   2,893,556
Paid-in capital .........................................  $  2,959,888      $   2,912,621
Accumulated undistributed net investment income .........  $     33,496      $        --
Net unrealized appreciation on investments ..............  $    133,433      $     214,196

------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                     PREVIOUSLY
FOR THE PERIOD ENDED FEBRUARY 28, 2007                       REPORTED           RESTATED
------------------------------------------------------------------------------------------
Interest income .........................................  $    180,145      $      99,382
Total investment income .................................  $    193,528      $     112,765
Net investment income ...................................  $    157,974      $      77,211
Net change in unrealized appreciation/depreciation
 on investments .........................................  $    133,433      $     214,196
Net realized and unrealized gains on investments ........  $    132,658      $     213,421

------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS                           PREVIOUSLY
PERIOD ENDED FEBRUARY 28, 2007                                REPORTED          RESTATED
------------------------------------------------------------------------------------------
Net investment income ...................................  $    157,974      $      77,211
Net change in unrealized appreciation/depreciation
 on investments .........................................  $    133,433      $     214,196
Distributions from net investment income ................  $   (124,478)     $     (77,211)
Distributions in excess of net investment income.........  $       ---       $     (47,267)
Accumulated undistributed net investment income .........  $     33,496      $        --

------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                         PREVIOUSLY
FOR THE PERIOD ENDED FEBRUARY 28, 2007                        REPORTED          RESTATED
------------------------------------------------------------------------------------------
Net investment income ...................................  $       0.58      $        0.29
Net realized and unrealized gains on investments ........  $       0.55      $        0.84
Dividends from net investment income ....................  $      (0.47)     $       (0.29)
Distributions in excess of net investment income.........  $       ---       $       (0.18)
Ratio of net investment income to average net assets ....          6.71%              3.28%

------------------------------------------------------------------------------------------

CM ADVISERS FAMILY OF FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF TRUSTEES OF
CM ADVISERS FAMILY OF FUNDS
AND SHAREHOLDERS OF THE
CM ADVISERS FIXED INCOME FUND


We have audited the accompanying statement of assets and liabilities of CM Advisers Fixed Income Fund, a series of shares of beneficial interest of CM Advisers Family of Funds, including the portfolio of investments, as of February 28, 2007, and the related statement of operations, statement of changes in net assets and the financial highlights for the period March 24, 2006 (commencement of operations) to February 28, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CM Advisers Fixed Income Fund as of February 28, 2007, the results of its operations, changes in its net assets and its financial highlights for the period March 24, 2006 (commencement of operations) to February 28, 2007, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 8, the statement of assets and liabilities, including the portfolio of investments, as of February 28, 2007, the statement of operations, the statement of changes in net assets and certain financial highlights for the period March 24, 2006 (commencement of operations) to February 28, 2007 have been restated.


                                           /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                               BRIGGS, BUNTING & DOUGHERTY, LLP


PHILADELPHIA, PENNSYLVANIA
APRIL 12, 2007
(APRIL 29, 2008 AS TO THE EFFECTS OF THE
RESTATEMENTS DISCLOSED IN NOTE 8)

CM ADVISERS FAMILY OF FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following example is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads. However, a redemption fee of 1% is applied on the sale of shares (sold within one year of the date of their purchase.) The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

CM ADVISERS FAMILY OF FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

CM ADVISERS FIXED INCOME FUND
--------------------------------------------------------------------------------
                                     BEGINNING        ENDING
                                   ACCOUNT VALUE   ACCOUNT VALUE  EXPENSES PAID
                                   SEPT. 1, 2006   FEB. 28, 2007  DURING PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return......    $1,000.00       $1,052.80         $7.63
Based on Hypothetical 5% Return
  (before expenses)..............    $1,000.00       $1,017.36         $7.50
--------------------------------------------------------------------------------

*     Expenses are equal to the Fund's annualized expense ratio of 1.50% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The Trust files a complete listing of portfolio holdings for the Fund with the Securities and Exchange Commission (the SEC) as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5856. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC's website at http://www.sec.gov.

FEDERAL TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Fund during the period ended February 28, 2007. For the fiscal year ended February 28, 2007, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of its ordinary income dividends of $124,478 as taxed at maximum rate of 15%.

CM ADVISERS FAMILY OF FUNDS
ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust is set forth on the following pages. Generally, each Trustee and officer serves an indefinite term or until his resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-859-5856.

                                 POSITION(S)                                                       NUMBER
NAME, ADDRESS                    HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S)                 OF FUNDS      OTHER
AND AGE                          TRUST        SERVICE      DURING PAST 5 YEARS                     OVERSEEN      DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Brian R. Bruce (51)              Trustee      Since        Mr. Bruce has been a professor          2             None
5945 Olendower Le.                            5/2003       at Southern Methodist University
Plano, TX 75093                                            since December 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mark F. Ivan (50)                Trustee      Since        Mr. Ivan has been the President         2             None
9743 Niwot Rd.                                5/2003       of Ivan Capital Management, Inc.
Longmont, CO 80504                                         since June 1996.
------------------------------------------------------------------------------------------------------------------------------------
Richard M. Lewis (47)            Trustee      Since        Mr. Lewis has been the Chief            2             Mr. Lewis
1250 S. Capital of Texas Hwy.                 5/2003       Financial Officer of Worldcall,                       serves as a
Building 2, Suite 235                                      Inc., a voice over internet                           director of
Austin, TX 78746                                           protocol telecom company, since                       Worldcall, Inc.
                                                           May 2004. Before joining
                                                           Worldcall, Inc. he was the Chief
                                                           Financial Officer of Bluecurrent,
                                                           Inc., an information technology
                                                           services firm, from January 2002
                                                           to May 2004.
------------------------------------------------------------------------------------------------------------------------------------
A. Zorel Paritzky, M.D. (64)     Trustee      Since        Dr. Paritzky had been a physician       2             None
16133 Ventura Blvd., #1180                    5/2003       with Cardiac Associates Medical
Encino, CA 91436                                           Group, Inc. since 1974. He
                                                           retired in 2006.
------------------------------------------------------------------------------------------------------------------------------------
William R. Reichenstein, Ph.D.   Trustee      Since        Dr. Reichenstein has been a             2             None
(54)                                          5/2003       professor at Baylor University
9623 Oak Springs Dr.                                       since 1990. He is currently the
Waco, TX 76712                                             professor of Finance and the Pat
                                                           and Thomas R. Powers Chair in
                                                           Investment Management -
                                                           Finance, Insurance and Real
                                                           Estate. He is also a Trustee of
                                                           the Epiphany Funds, a
                                                           management investment
                                                           company.
------------------------------------------------------------------------------------------------------------------------------------

CM ADVISERS FAMILY OF FUNDS
ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------

                                       POSITION(S)                                                      NUMBER
NAME, ADDRESS                          HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)            OF FUNDS    OTHER
AND AGE                                TRUST          SERVICE        DURING PAST 5 YEARS                OVERSEEN DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES* AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Arnold Van Den Berg (67)**             Trustee,       Since          Mr. Van Den Berg is the founder     2          None
805 Las Cimas Parkway, Suite 430       Chairman,      11/2002        and President of the Adviser. He
Austin, Texas 78746                    President                     has been a portfolio manager for
                                                                     the Adviser since 1974. He was
                                                                     a general partner of TL Partners,
                                                                     L.P., a limited partnership
                                                                     investing in real estate, from
                                                                     1993 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
James D. Brilliant (41)**              Trustee,       Since          Mr. Brilliant is Vice President and 2          None
805 Las Cimas Parkway, Suite 430       Treasurer      5/2003         a senior portfolio manager of the
Austin, Texas 78746                                                  Adviser. He has been with the
                                                                     Adviser
                                                                     since 1986,
                                                                     and   is  a
                                                                     Chartered
                                                                     Financial
                                                                     Analyst
                                                                     (CFA).
------------------------------------------------------------------------------------------------------------------------------------
Scott Van Den Berg (40)**              Trustee,       Since          Mr. Van Den Berg is Vice            2          None
805 Las Cimas Parkway, Suite 430       Secretary      5/2003         President of the Adviser and has
Austin, Texas 78746                                                  been with the Adviser since 1992.
                                                                     He is a Certified Financial
                                                                     Planner (CFP) and a Chartered
                                                                     Retirement Plan Specialist
                                                                         (CRPS).
------------------------------------------------------------------------------------------------------------------------------------
Aaron S. Buckholtz (43)                Trustee        Since          Mr. Buckholtz is a financial        2          None
805 Las Cimas Parkway, Suite 430                      5/2003         analyst and a director of the
Austin, Texas 78746                                                  Adviser and has been with the
                                                                     firm since 1990.
------------------------------------------------------------------------------------------------------------------------------------
David V. Swann (41)                    Chief          Since          Mr. Swann is a licensed attorney    None       n/a
805 Las Cimas Parkway, Suite 430       Compliance     10/2004        and serves as the Adviser's Chief
Austin, Texas 78746                    Officer                       Compliance Officer. He has been
                                                                     with    the
                                                                     Adviser
                                                                     since  2003
                                                                     and     has
                                                                     served   as
                                                                     compliance
                                                                     officer  in
                                                                     the
                                                                     industry
                                                                     since 2000.
------------------------------------------------------------------------------------------------------------------------------------

* Each of the Interested Trustees is an Interested Trustee because each is an officer and employee of the Adviser.

** Arnold Van Den Berg and Scott Van Den Berg are related as father and son, respectively. James Brilliant is the son-in-law of Arnold Van Den Berg, and the brother-in-law of Scott Van Den Berg.

                          CM ADVISERS FIXED INCOME FUND
                               IS A SERIES OF THE
                           CM ADVISERS FAMILY OF FUNDS
                             -----------------------

FOR SHAREHOLDER SERVICE INQUIRIES:          FOR INVESTMENT ADVISER INQUIRIES:

Ultimus Fund Solutions, LLC                 Van Den Berg Management, Inc.
P.O. Box 46707                              (d/b/a CM Fund Advisers)
Cincinnati, OH 45246-0707                   805 Las Cimas Parkway, Suite 430
                                            Austin, Texas 78746

TOLL-FREE TELEPHONE:                        TOLL-FREE TELEPHONE:
1-888-859-5856                              1-888-859-5856

                                            WORLD WIDE WEB @:
                                            centman.com

--------------------------------------------------------------------------------

Investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A redemption fee of 1% of the amount redeemed is imposed on redemptions of Fund shares occurring within one year following the issuance of such shares.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. A COPY OF THE PROSPECTUS IS AVAILABLE AT WWW.CENTMAN.COM OR BY CALLING SHAREHOLDER SERVICES AT 1-888-859-5856. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about April 29, 2007.

             FOR MORE INFORMATION ON YOUR CM ADVISERS MUTUAL FUNDS:

                      See Our Web site @ www.centman.com or

         Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Richard M. Lewis. Mr. Lewis is "independent" for purposes of this Item.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $25,500 and $12,000 with respect to the registrant's fiscal years ended February 28, 2007 and 2006, respectively.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,000 and $1,500 with respect to the registrant's fiscal years ended February 28, 2007 and 2006, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

     (d) ALL OTHER FEES. No fees were billed with respect to the registrant's fiscal year ended February 28, 2007 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. The aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, were $1,800 with respect to the registrant's fiscal year ended February 28, 2006. The services comprising these fees related to the introduction of a new series of registrant and included review of the registration statement for such new series and issuance of the principal accountant's consent with respect to such registration statement.

   (e)(1) The  audit  committee  has  not  adopted  pre-approval   policies  and
          procedures  described in paragraph  (c)(7) of Rule 2-01 of  Regulation
          S-X.

   (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Aggregate non-audit fees of $4,000 and $3,300 were billed by the registrant's accountant for services rendered to the registrant with respect to the fiscal years ended February 28, 2007 and 2006, respectively. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
         COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer (the "PEO") and principal financial officer (the "PFO") have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively.

      The PEO and PFO have based their conclusion regarding the effectiveness of registrant's disclosure controls and procedures on, among other things, the adoption of additional controls and procedures by the registrant and the registrant's administrator relating to the recording and monitoring of the accretion of discount on United States Treasury Stripped Securities ("Treasury Stripped Securities"). Subsequent to the initial filing of this report on May 8, 2007 and prior to their evaluation of the registrant's disclosure controls and procedures for this report, the PEO and PFO became aware that the registrant had used a straight line method for discount accretion on Treasury Stripped Securities, rather than using the appropriate interest method for accreting discounts on Treasury Stripped Securities. Upon a review of the registrant's records, it appeared that the registrant through its investment adviser had received incorrect advice from the registrant's former administrator regarding the appropriate method to be used for accreting discounts on Treasury Stripped Securities. As a result the registrant's Treasury Stripped Securities investments were set up by the registrant's former administrator using the incorrect accretion method. In addition, the controls and procedures of the registrant's current administrator did not detect and correct the error. While the use of the incorrect accretion method had no impact on the net assets, net asset value per share or the total return of either the CM Advisers Fund (the "Advisers Fund") or the CM Advisers Fixed Income Fund (the "Fixed Income Fund"), this control deficiency was nevertheless determined to be a material weakness since it resulted in an overstatement of income and understatement of appreciation and/or net realized capital gains. Accordingly, the registrant worked with the registrant's administrator to ensure that the administrator adopted additional controls and procedures in connection with its security set-up and periodic review process so that the registrant's security master file uses proper methods for accretion of discounts on Treasury Stripped Securities and similar type securities, and that the registrant adopted additional controls and procedures to monitor the same.

      Following a review of the impact of the use of an inappropriate method of accretion of Treasury Stripped Securities, the registrant determined it was appropriate to restate the Fixed Income Fund's Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and certain financial highlights for the period ended February 28, 2007 included in this report and for the periods ended August 31, 2006 and August 31, 2007. The effects of the restatement were to reduce income earned with an offsetting change in unrealized appreciation on investments and/or net realized capital gains. The impact on the Advisers Fund was determined to be immaterial, so it was determined that a restatement was not necessary. As noted above, the use of the incorrect accretion method had no impact on the net assets, net asset value per share or the total return of either Fund.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to material affect, the registrant's internal control over financial reporting. However, as discussed above, subsequent to the second fiscal quarter of the period covered by this report and the initial filing of this report, the registrant enhanced its controls and procedures relating to the recording and monitoring of the accretion of discount on United States Treasury Stripped Securities and similar type securities.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto





Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   CM Advisers Family of Funds
             -------------------------------------------------------------------



By (Signature and Title)*   /s/ Arnold Van Den Berg
                         -------------------------------------------------------
                           Arnold Van Den Berg, Chairman and President

Date          May 14, 2008
      ----------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/ Arnold Van Den Berg
                         -------------------------------------------------------
                           Arnold Van Den Berg, Chairman and President

Date          May 14, 2008
      ----------------------------------



By (Signature and Title)*   /s/ James D. Brilliant
                         -------------------------------------------------------
                          James D. Brilliant, Treasurer

Date          May 14, 2008
      ----------------------------------



* Print the name and title of each signing officer under his or her signature.